Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 1,714,641	S/ 2,448,793
Financial assets, debt instruments measured at fair value through other comprehensive income	21,246,569	17,038,942
Financial assets, equity instruments measured at fair value through other comprehensive income	444,878	512,884
Financial assets at amortized cost	61,651,344	63,294,936
Total	85,057,432	83,295,555
Financial liabilities at fair value through profit or loss	145,395	297,038
Financial liabilities at amortized cost	79,189,802	77,378,091
Total	79,335,197	77,675,129
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	49,188,234	48,530,708
Total	49,188,234	48,530,708
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	119,712	30,012
Total	119,712	30,012
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9,025,930	7,100,646
Total	9,025,930	7,100,646
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	5,551,629	7,906,303
Total	5,551,629	7,906,303
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	40,565	45,809
Total	40,565	45,809
Insurance And Reinsurance Contract Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	12,207,536	11,231,321
Total	12,207,536	11,231,321
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	145,395	297,038
Financial liabilities at amortized cost	3,056,196	2,533,292
Total	3,201,591	2,830,330
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	9,818,711	13,193,411
Total	9,818,711	13,193,411
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	524,915	296,119
Total	524,915	296,119
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,556,540	1,932,993
Financial assets, debt instruments measured at fair value through other comprehensive income	21,246,569	17,038,942
Financial assets, equity instruments measured at fair value through other comprehensive income	444,878	512,884
Financial assets at amortized cost	3,474,004	3,302,779
Total	26,721,991	22,787,598
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	46,520,382	45,502,998
Total	46,520,382	45,502,998
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	40,565	45,809
Total	40,565	45,809
Other accounts receivable and other assets, net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	158,101	515,800
Financial assets at amortized cost	1,246,480	919,767
Total	1,404,581	1,435,567
Reinsurance Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	26,287	34,053
Total	S/ 26,287	S/ 34,053